American Century Investments®
Quarterly Portfolio Holdings
VP Large Company Value Fund
March 31, 2024

VP Large Company Value - Schedule of Investments
MARCH 31, 2024 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 97.9%
Aerospace and Defense — 2.1%
RTX Corp.	32,383	3,158,314
Air Freight and Logistics — 2.0%
United Parcel Service, Inc., Class B	20,287	3,015,257
Automobile Components — 0.6%
Aptiv PLC(1)	11,254	896,381
Automobiles — 0.7%
General Motors Co.	24,451	1,108,853
Banks — 6.4%
JPMorgan Chase & Co.	22,120	4,430,636
Truist Financial Corp.	69,715	2,717,490
U.S. Bancorp	58,511	2,615,442
		9,763,568
Beverages — 1.6%
Heineken Holding NV	16,372	1,321,285
Pernod Ricard SA	6,616	1,071,025
		2,392,310
Building Products — 0.9%
Johnson Controls International PLC	20,289	1,325,277
Capital Markets — 6.3%
Bank of New York Mellon Corp.	58,273	3,357,690
BlackRock, Inc.	2,789	2,325,190
Charles Schwab Corp.	37,088	2,682,946
Northern Trust Corp.	13,635	1,212,424
		9,578,250
Chemicals — 0.5%
Akzo Nobel NV	10,815	808,069
Communications Equipment — 3.3%
Cisco Systems, Inc.	44,939	2,242,906
F5, Inc.(1)	14,458	2,741,092
		4,983,998
Consumer Staples Distribution & Retail — 2.3%
Dollar Tree, Inc.(1)	14,561	1,938,797
Koninklijke Ahold Delhaize NV	26,288	786,584
Walmart, Inc.	12,010	722,642
		3,448,023
Containers and Packaging — 2.7%
Packaging Corp. of America	10,370	1,968,019
Sonoco Products Co.	36,709	2,123,248
		4,091,267
Diversified Telecommunication Services — 2.1%
BCE, Inc.	24,576	835,136
Verizon Communications, Inc.	55,980	2,348,921
		3,184,057
Electric Utilities — 6.5%
Duke Energy Corp.	37,859	3,661,344
Edison International	23,079	1,632,378
Eversource Energy	28,679	1,714,144
Pinnacle West Capital Corp.	11,860	886,298
Xcel Energy, Inc.	37,506	2,015,947
		9,910,111

Electrical Equipment — 1.1%
Emerson Electric Co.	14,751	1,673,058
Electronic Equipment, Instruments and Components — 1.0%
TE Connectivity Ltd.	10,218	1,484,062
Energy Equipment and Services — 1.0%
Baker Hughes Co.	46,484	1,557,214
Entertainment — 1.2%
Walt Disney Co.	14,794	1,810,194
Financial Services — 2.2%
Berkshire Hathaway, Inc., Class B(1)	8,043	3,382,242
Food Products — 3.3%
Conagra Brands, Inc.	74,039	2,194,516
General Mills, Inc.	17,437	1,220,067
Mondelez International, Inc., Class A	22,537	1,577,590
		4,992,173
Ground Transportation — 2.1%
Norfolk Southern Corp.	12,614	3,214,930
Health Care Equipment and Supplies — 9.7%
Becton Dickinson & Co.	7,728	1,912,294
Medtronic PLC	77,887	6,787,852
Zimmer Biomet Holdings, Inc.	45,448	5,998,227
		14,698,373
Health Care Providers and Services — 5.9%
CVS Health Corp.	20,766	1,656,296
Henry Schein, Inc.(1)	32,504	2,454,702
Quest Diagnostics, Inc.	22,564	3,003,494
Universal Health Services, Inc., Class B	10,352	1,888,826
		9,003,318
Household Products — 4.2%
Colgate-Palmolive Co.	36,240	3,263,412
Kimberly-Clark Corp.	24,306	3,143,981
		6,407,393
Industrial Conglomerates — 0.5%
Siemens AG	3,999	763,565
Insurance — 4.3%
Allstate Corp.	17,461	3,020,928
Chubb Ltd.	5,042	1,306,533
MetLife, Inc.	11,357	841,667
Willis Towers Watson PLC	4,876	1,340,900
		6,510,028
IT Services — 0.8%
Amdocs Ltd.	12,694	1,147,157
Machinery — 0.7%
Oshkosh Corp.	8,503	1,060,409
Oil, Gas and Consumable Fuels — 7.0%
Chevron Corp.	5,371	847,222
Coterra Energy, Inc.	27,329	761,933
Enterprise Products Partners LP	58,714	1,713,274
Exxon Mobil Corp.	33,234	3,863,120
Shell PLC	46,154	1,531,365
TotalEnergies SE, ADR	27,152	1,868,872
		10,585,786
Passenger Airlines — 0.7%
Southwest Airlines Co.	33,992	992,226

Personal Care Products — 3.2%
Kenvue, Inc.	118,849	2,550,500
Unilever PLC, ADR	47,305	2,374,238
		4,924,738
Pharmaceuticals — 7.6%
Johnson & Johnson	45,433	7,187,046
Merck & Co., Inc.	11,394	1,503,438
Pfizer, Inc.	37,839	1,050,032
Roche Holding AG	6,970	1,779,573
		11,520,089
Professional Services — 0.8%
Automatic Data Processing, Inc.	4,759	1,188,513
Retail REITs — 0.6%
Realty Income Corp.	16,673	902,009
Semiconductors and Semiconductor Equipment — 1.3%
Analog Devices, Inc.	9,668	1,912,234
Specialized REITs — 0.7%
American Tower Corp.	5,644	1,115,198
TOTAL COMMON STOCKS (Cost $127,973,912)		148,508,644
SHORT-TERM INVESTMENTS — 1.8%
Money Market Funds — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	8,924	8,924
Repurchase Agreements — 1.8%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 4.625%, 9/15/26, valued at $118,775), in a joint trading account at 5.28%, dated 3/28/24, due 4/1/24 (Delivery value $116,487)		116,419
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.50%, 3/31/27, valued at $2,165,555), at 5.30%, dated 3/28/24, due 4/1/24 (Delivery value $2,124,250)		2,123,000
TD Securities (USA) LLC, (collateralized by various U.S. Treasury obligations, 0.25% - 3.625%, 7/31/24 - 5/15/30, valued at $479,561), at 5.30%, dated 3/28/24, due 4/1/24 (Delivery value $470,277)		470,000
		2,709,419
TOTAL SHORT-TERM INVESTMENTS (Cost $2,718,343)		2,718,343
TOTAL INVESTMENT SECURITIES — 99.7% (Cost $130,692,255)		151,226,987
OTHER ASSETS AND LIABILITIES — 0.3%		441,894
TOTAL NET ASSETS — 100.0%		$151,668,881

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	712,131	CAD	966,144	Goldman Sachs & Co.	6/28/24	$(2,020)
USD	1,501,447	CHF	1,333,309	UBS AG	6/28/24	8,865
USD	1,823,427	EUR	1,676,871	Bank of America N.A.	6/28/24	7,995
USD	132,273	EUR	121,817	Bank of America N.A.	6/28/24	390
USD	1,822,953	EUR	1,676,871	JPMorgan Chase Bank N.A.	6/28/24	7,522
USD	1,823,929	EUR	1,676,871	Morgan Stanley	6/28/24	8,498
USD	3,290,671	GBP	2,600,448	Morgan Stanley	6/28/24	7,043
						$38,293

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
CAD	–	Canadian Dollar
CHF	–	Swiss Franc
EUR	–	Euro
GBP	–	British Pound
USD	–	United States Dollar
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Beverages	—	$2,392,310	—
Chemicals	—	808,069	—
Consumer Staples Distribution & Retail	$2,661,439	786,584	—
Diversified Telecommunication Services	2,348,921	835,136	—
Industrial Conglomerates	—	763,565	—
Oil, Gas and Consumable Fuels	9,054,421	1,531,365	—
Pharmaceuticals	9,740,516	1,779,573	—
Other Industries	115,806,745	—	—
Short-Term Investments	8,924	2,709,419	—
	$139,620,966	$11,606,021	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$40,313	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$2,020	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.